FAIR VALUE MEASUREMENTS (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning	$ 3,351,600
Fair value, Ending	3,762,000		$ 3,351,600	3,351,600
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning	$ 3,351,600		3,625,200
Initial measurement on January 11, 2021				7,729,200
Change in valuation inputs or other assumptions			(273,600)	(4,377,600)
Fair value, Ending		$ 3,625,200	$ 3,351,600	$ 3,351,600